Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment

	September 30, 2022	December 31, 2021

Leasehold improvements	$130	$130
Office equipment	98	64
Tools and plant equipment	1,629	830
Vehicles	70	59

Less—Accumulated depreciation	(203)	(103)
Property and equipment, net	$1,724	$980